Cash and cash equivalents and short-term financial assets (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents and short-term financial assets
Schedule of cash and cash equivalents and short-term financial assets

	As of
In CHF thousands	June 30, 2025	December 31, 2024
Cash and cash equivalents	25,722	36,275
Total cash and cash equivalents	25,722	36,275

	As of
In CHF thousands	June 30, 2025	December 31, 2024
Short-term financial assets due in one year or less	101,413	129,214
Total short-term financial assets	101,413	129,214